Annual Total Returns- Janus Henderson Asia Equity Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Asia Equity Fund - Class D	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	28.43%	(1.56%)	8.11%	(7.50%)	6.50%	39.42%	(14.43%)	20.80%	27.07%